UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund (JLS)
September 30, 2011

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities – 74.6%
	Residential – 74.6%
$ 4,153	ACE Securities Corporation, Asset Backed Pass-Through Certificates Series 2007-HE2	0.355%	12/25/36	Caa1	$ 2,367,502
1,835	AmeriCredit Automobile Receivables Trust Series 2010-2 Class E, 144A	8.660%	10/10/17	BB	2,039,365
9,131	Asset Backed Funding Corporation, Asset Backed Certificates, Series 2006-OPT3	0.395%	11/25/36	Caa3	3,801,043
1,000	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.475%	9/25/36	B-	371,010
2,520	Banc of America Commercial Mortgage Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-2	5.956%	5/10/45	BB+	1,929,645
2,130	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	A1	1,859,036
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4	5.983%	2/10/51	BBB	1,071,835
6,300	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa1	5,585,624
1,380	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.798%	5/20/36	Caa2	1,042,475
7,735	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	2.727%	10/25/35	CCC	6,365,891
6,651	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	3.849%	10/25/36	CC	3,941,183
3,459	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.705%	6/25/47	CCC	2,626,679
8,631	Bear Stearns Alt-A Trust, Mortgage Pass- Through Certificates, Series 2006-8	0.395%	6/25/46	Ca	3,188,394
5,459	Bear Stearns ARM Trust, Mortgage Pass Through Certificates, Series 2007-1	5.626%	2/25/47	D	3,309,981
3,300	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25	5.835%	9/11/42	A-	3,021,394
9,320	Carrington Mortgage Loan Trust, Asset Backed Pass Through Certificates, Series 2005-NC5	0.715%	10/25/35	BBB	4,841,302
5,000	Carrington Securities LP, Mortgage Loan Trust Assset-Backed Pass-Through Certificates Series 2007-HE1	0.385%	6/25/37	CCC	3,261,935
3,939	Citgroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	5.389%	3/25/37	CCC	2,608,234
1,910	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	2.857%	3/25/36	Caa3	1,391,973
5,167	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.805%	8/25/35	Caa2	3,834,992
4,118	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.450%	11/25/36	D	2,152,827
4,922	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	4.037%	11/25/36	D	2,773,169
2,995	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificatesm Series 2007-AR8	5.595%	7/25/37	Caa3	2,067,753
1,428	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-J11	6.000%	10/25/35	CCC	959,998
500	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	5.544%	3/25/47	CCC	486,929
3,931	Countrywide Asset-Backed Certificates Trust 2006-22	0.345%	5/25/47	BBB	3,760,790
7,306	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.385%	3/25/47	CCC	4,351,149
1,901	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.341%	2/20/36	Caa3	1,069,366
1,451	Countrywide Home Loans Mortgage Pass- Through Trust Certificates, Series 2006-HYB3	2.744%	5/20/36	Caa3	957,693
7,971	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.485%	4/25/36	BB-	6,761,866
380	CPS Auto Trust, 144A	7.500%	4/16/18	BB	378,250
5,132	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certifcates Series 2005-12	2.969%	3/25/36	CCC	3,129,807
1,852	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	5.462%	5/25/36	CCC	1,417,141
4,940	Dominos Pizza Master Issuer LLC, Series 2007-1, 144A	5.261%	4/25/37	BBB-	4,989,400
8,886	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates	6.405%	12/25/36	Aaa	1,277,769
10,367	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates	6.165%	12/25/36	Aaa	1,495,528
19,226	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates	6.065%	8/25/37	Aaa	2,771,768
11,810	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.421%	5/15/36	Aaa	1,719,565
24,428	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.391%	7/15/36	Aaa	3,409,037
5,294	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	CCC	3,977,560
4,776	First Horizon Alternative Mortgage Securities, Mortgage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	CCC	3,635,092
353	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	5.741%	5/25/37	CC	227,335
3,329	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	5.682%	8/25/37	D	2,365,097
12,731	Freddie Mac Collaterlized Mortgage REMIC Series 3028	6.521%	9/15/35	Aaa	2,019,339
16,241	Freddie Mac Multi-Class Certificates, (I/O)	6.071%	8/15/35	Aaa	1,933,846
4,319	Freddie Mac Multi-Class Certificates, (I/O)	6.921%	6/15/36	Aaa	658,145
10,419	Freddie Mac Multi-Class Certificates, (I/O)	6.771%	8/15/36	Aaa	1,491,929
15,537	Freddie Mac Multi-Class Certificates, (I/O)	6.471%	12/15/36	Aaa	2,395,588
6,369	Freddie Mac Multi-Class Certificates, (I/O)	6.441%	12/15/36	Aaa	688,157
13,206	Freddie Mac Multi-Class Certificates, (I/O)	6.171%	6/15/39	Aaa	1,453,016
10,859	Freddie Mac Multi-Class Certificates, (I/O)	5.971%	10/15/39	Aaa	1,340,745
26,194	Freddie Mac Multi-Class Certificates, (I/O)	5.991%	1/15/40	Aaa	3,335,235
10,503	Freddie Mac Multi-Class Certificates, (I/O)	6.221%	2/15/40	Aaa	1,395,468
505	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.885%	1/25/43	Aaa	88,557
13,675	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.366%	1/25/41	Aaa	1,918,227
2,870	Freddie Mac Structured Pass Through Certificates Series 2010-K006, 144A	5.533%	12/26/46	Aaa	2,756,729
4,543	GMAXM Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2005-AF2	6.000%	12/25/35	D	3,118,471
4,149	Goldman Sachs Mortgage Securities Corporation, Home Equity Asset-Backed Certificates Trust 2007-1	0.315%	2/25/37	CCC	1,766,905
2,760	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-FM3	0.465%	11/25/36	CCC	956,809
1,698	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	489,412
1,000	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass- Through Certificates, Series 2005-GG5	5.224%	4/10/37	Aaa	1,061,616
4,380	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.657%	4/25/36	CCC	2,778,743
5,902	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	5.429%	5/25/47	CCC	3,828,445
5,300	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.345%	10/25/36	CCC	2,056,427
2,884	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	5.592%	8/25/36	AAA	2,602,898
6,197	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.922%	7/25/37	Caa2	4,806,066
7,525	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	5.140%	8/15/42	A2	6,582,035
4,183	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	0.000%	5/15/45	Aaa	4,039,471
1,215	JPMorgan Mortgage Trust, Mortgage Pass-Through Certifcates, Series 2007-A4	4.964%	6/25/37	CCC	860,240
6,579	LB-UBS Commercial Mortgage Trust Series 2007-C2, Pass Through Certificates	5.493%	2/15/40	BB	5,568,926
5,884	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	2.500%	8/25/36	Caa2	4,442,507
1,292	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	5.072%	6/25/37	CCC	835,723
1,149	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset Backed Certificates, Series 2007-MLN1	0.345%	3/25/37	CCC	572,481
9,065	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.762%	12/25/35	CCC	6,592,412
5,000	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-LC1	5.500%	1/12/44	Aa2	4,436,095
2,324	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series Series 2006-7	6.141%	6/25/36	CCC	1,173,951
4,600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.440%	11/12/49	Aa1	4,450,569
4,352	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.660%	3/25/36	CCC	2,235,830
2,343	Nomura Asset Acceptance Corporation, Alternative Loan Trust Mortgage Pass- Through Certificates Series 2005-AR4	2.964%	8/25/35	Ba3	1,599,881
3,400	NovaStar Mortgage Funding Corporation, Home Equity Loan Asset-Backed Certificates, Series 2007-2	0.415%	9/25/37	CCC	831,694
5,000	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	CCC	2,031,595
3,190	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.219%	5/25/35	CCC	1,875,874
7,542	Residential Asset Mortgage Products Inc, GMACM Mortgage Pass-Through Certificates Series 2005-AR5	2.940%	9/19/35	CCC	5,553,658
3,084	Residential Asset Securitization Trust 2006-A7CB	6.500%	7/25/36	Ca	1,437,953
4,519	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates Series 2007-SA3	5.685%	7/27/37	D	3,006,441
2,790	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates, Series 2006-SA3	3.627%	9/25/36	CCC	1,951,692
4,143	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	CCC	3,241,803
3,939	Residential Funding Mortgage Securities I,Mortgage Pass Through Certificates, Series 2007-SA2	5.623%	4/25/37	Caa3	2,624,756
4,001	Residential Funding Mortgage Securities Inc.	5.828%	8/25/36	D	2,953,500
	Mortgage Pass-Through Certificates Series 2006-SA2
4,521	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	4.219%	2/20/47	CCC	3,520,089
2,466	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	2,535,900
4,244	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	5.386%	4/25/37	CCC	3,010,876
1,216	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.769%	10/25/37	Caa1	1,031,499
2,365	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.677%	10/25/37	Caa1	1,783,708
6,627	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.491%	2/25/37	CCC	4,058,756
2,982	WaMu Mortgage Pass Through Certificates, Series 2007-HY6	5.401%	6/25/37	CCC	2,302,052
3,002	WaMu Mortgage Pass-Through Certificates, Series 2006-AR	4.908%	1/25/37	CCC	2,119,917
1,135	WaMu Mortgage Pass-Through Certificates, Series 2007-HY4	4.958%	11/25/36	CCC	841,340
1,136	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS9	7.470%	4/25/33	B+	1,024,872
3,929	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	2,332,861
5,578	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	5.239%	12/25/36	CCC	3,815,541
1,982	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	6.017%	12/28/37	CCC	1,305,930
885	Wells fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass Through Certificates	4.090%	10/25/36	CCC	655,839
470	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	4.326%	10/25/36	CCC	335,684
1,473	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	6.068%	11/25/37	Caa2	1,133,280
2,846	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.771%	4/25/36	CC	2,206,318
2,006	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.806%	4/25/36	CC	1,583,439
2,176	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR10	2.742%	7/25/36	CC	1,629,706
1,124	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	2.806%	9/25/36	Caa2	824,934
536	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	5.873%	9/25/36	Caa1	462,800
559,580	Total Residential				266,949,583
$ 559,580	Total Mortgage-Backed Securities (cost $276,289,727)				266,949,583
	PPIP Limited Partnership – 23.9%
$ –	Wellington Management Legacy Securities PPIP, LP, (3)	N/A	N/A	N/A	$ 85,702,669
$ –	Total PPIP Limited Partnership (cost $95,130,697)				85,702,669

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 1.8%
$ 6,516	Repurchase Agreement with State Street Bank, dated 9/30/11, repurchase price $6,515,812, collateralized by $6,690,000 U.S. Treasury Notes, 1.375%, due 9/30/18, value $6,648,188	0.010%	10/03/11		$ 6,515,807
	Total Short-Term Investments (cost $6,515,807)				6,515,807
	Total Investments (cost $377,936,231) – 100.3%				359,168,059
	Other Assets Less Liabilities – (0.3)% (4)				(1,216,620)
	Net Assets – 100%				$ 357,951,439

Investments in Derivatives at September 30, 2011:
Futures Contracts outstanding:

Unrealized
Contract	Number of	Contract	Appreciation
Type	Position	Contracts	Expiration	Value	(Depreciation)
U.S. 30-Year Treasury Bond	Long	57	12/11	$ 8,129,625	$ (69,396)
U.S. 2-Year Treasury Note	Short	(236)	12/11	(51,967,938)	73,096
U.S. 5-Year Treasury Note	Short	(174)	12/11	(21,312,281)	51,372
$ 55,072
Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$ –	$ 266,949,583	$ –	$ 266,949,583
PPIP Limited Partnership	–	–	85,702,669	85,702,669
Short-Term Investments	–	6,515,807	–	6,515,807
Derivatives:
Futures Contracts*	55,072	–	–	55,072
Total	$ 55,072	$ 273,465,390	$ 85,702,669	$ 359,223,131
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3	Level 3
Mortgage-Backed	PPIP Limited	Level 3
Securities	Partnership	Total
Balance at the beginning of period	$2,534,210	$86,931,662	$89,465,872
Gains (losses):
Net realized gains (losses)	–	–	–
Net change in unrealized appreciation (depreciation)	215,300	(20,131,093)	(19,915,793)
Purchases at cost	–	18,902,100	18,902,100
Sales at proceeds	–	–	–
Net discounts (premiums)	7,219	–	7,219
Transfers in to	–	–	–
Transfers out of	(2,756,729)	–	(2,756,729)
Balance at the end of period	$–	$85,702,669	$85,702,669

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on open futures contracts	$124,468	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$69,396

* Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $377,936,231.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:
Gross unrealized:
Appreciation	$ 7,294,221
Depreciation	(26,062,393)
Net unrealized appreciation (depreciation) of investments	$ (18,768,172)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Other Assets Less Liabilities includes value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2011.
PPIP	Public-Private Investment Program.
I/O	Interest only security.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011